Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–99.92%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–5.06%
Invesco Global Real Estate Income Fund, Class R6	2.16%	$41,350,560	$8,171,871	$(2,288,931)	$(11,693,819)	$86,781	$726,766	4,756,537	$35,626,462
Invesco Macro Allocation Strategy Fund, Class R6	2.90%	72,960,020	—	(18,142,626)	(4,848,920)	(2,169,493)	—	6,289,340	47,798,981
Total Alternative Funds		114,310,580	8,171,871	(20,431,557)	(16,542,739)	(2,082,712)	726,766		83,425,443
Domestic Equity Funds–32.82%
Invesco Discovery Mid Cap Growth Fund, Class R6	4.72%	165,651,740	23,771,678	(63,348,598)	(40,432,981)	(7,881,499)	—	3,136,762	77,760,340
Invesco Main Street Small Cap Fund, Class R6	3.68%	113,973,690	1,688,164	(34,551,746)	(25,973,857)	5,532,023	—	3,659,124	60,668,274
Invesco Russell 1000 Dynamic Multifactor ETF	8.19%	112,605,562	73,249,858	(14,162,516)	(36,052,884)	(579,328)	1,456,327	3,457,775	135,060,692
Invesco S&P 500® Low Volatility ETF	6.59%	113,061,748	27,912,132	(11,182,030)	(21,636,768)	514,948	1,840,857	1,879,129	108,670,030
Invesco S&P 500® Pure Growth ETF	4.54%	89,902,502	26,842,009	(10,464,297)	(30,556,225)	(840,319)	385,631	518,011	74,883,670
Invesco S&P 500® Pure Value ETF(b)	2.40%	46,639,395	7,464,787	(8,200,475)	(7,096,666)	686,152	683,772	565,481	39,493,193
Invesco S&P SmallCap Low Volatility ETF	1.00%	85,097,662	—	(58,539,763)	(26,237,144)	16,117,438	691,137	405,180	16,438,193
Invesco Value Opportunities Fund, Class R6	1.70%	—	34,341,727	(1,211,605)	(5,061,145)	(95,479)	—	1,897,795	27,973,498
Total Domestic Equity Funds		726,932,299	195,270,355	(201,661,030)	(193,047,670)	13,453,936	5,057,724		540,947,890
Fixed Income Funds–38.13%
Invesco 1-30 Laddered Treasury ETF	7.15%	124,532,500	31,276,110	(9,639,899)	(27,510,310)	(891,314)	1,553,757	4,070,760	117,767,087
Invesco Core Plus Bond Fund, Class R6	8.19%	177,694,157	7,220,034	(17,441,765)	(29,704,653)	(2,859,094)	3,393,529	15,073,595	134,908,679
Invesco Fundamental High Yield® Corporate Bond ETF(b)	3.06%	78,056,942	—	(16,997,357)	(9,199,456)	(1,361,242)	1,530,235	3,073,578	50,498,887
Invesco Income Fund, Class R6	1.80%	45,076,036	927,599	(12,027,554)	(4,626,698)	392,567	924,456	4,254,928	29,741,950
Invesco International Bond Fund, Class R6	2.24%	66,866,532	1,275,882	(18,656,346)	(11,609,893)	(916,870)	1,271,559	9,428,394	36,959,305
Invesco Master Loan Fund, Class R6	3.77%	71,584,760	3,152,716	(8,713,231)	(3,780,008)	(142,581)	3,099,364	4,093,931	62,101,656
Invesco Taxable Municipal Bond ETF(b)	6.68%	164,825,511	—	(20,468,787)	(30,971,740)	(3,268,175)	2,940,177	4,293,053	110,116,809
Invesco Variable Rate Investment Grade ETF	5.24%	67,087,850	42,066,779	(21,331,678)	(1,482,015)	(11,497)	1,001,878	3,506,476	86,329,439
Total Fixed Income Funds		795,724,288	85,919,120	(125,276,617)	(118,884,773)	(9,058,206)	15,714,955		628,423,812
Foreign Equity Funds–23.76%
Invesco EQV Emerging Markets All Cap Fund, Class R6(c)	3.23%	71,782,953	8,492,901	(8,174,602)	(16,510,157)	(2,380,086)	—	1,913,377	53,211,009
Invesco Developing Markets Fund, Class R6	2.94%	89,028,299	—	(14,244,925)	(20,343,226)	(5,913,594)	—	1,530,806	48,526,554
Invesco Global Fund, Class R6	6.82%	179,829,393	29,492,201	(27,930,703)	(64,598,807)	(4,444,362)	—	1,443,502	112,347,722
Invesco Global Infrastructure Fund, Class R6	0.92%	23,575,413	259,308	(5,412,573)	(4,006,859)	790,759	259,308	1,425,122	15,206,048
Invesco International Select Equity Fund, Class R6	1.44%	67,718,134	—	(26,948,735)	(5,901,849)	(11,228,594)	—	2,800,824	23,638,956
Invesco International Small-Mid Company Fund, Class R6	2.45%	56,955,320	8,742,004	(821,831)	(24,275,499)	(176,496)	—	1,195,608	40,423,498
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.92%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Invesco RAFI™ Strategic Developed ex-US ETF(b)	3.37%	$32,601,550	$43,812,191	$(5,120,229)	$(15,716,965)	$(75,964)	$1,546,973	2,388,149	$55,500,583
Invesco S&P Emerging Markets Low Volatility ETF	1.67%	39,987,733	—	(7,778,982)	(5,287,940)	604,824	931,820	1,311,369	27,525,635
Invesco S&P International Developed Low Volatility ETF	0.92%	45,865,401	—	(25,475,723)	(7,424,601)	2,251,886	840,637	617,321	15,216,963
Total Foreign Equity Funds		607,344,196	90,798,605	(121,908,303)	(164,065,903)	(20,571,627)	3,578,738		391,596,968
Money Market Funds–0.15%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)	0.05%	4,291,522	81,041,405	(84,494,436)	—	—	13,188	838,491	838,491
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)	0.04%	2,912,289	57,886,718	(60,202,359)	59	2,279	11,229	598,867	598,986
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)	0.06%	4,904,596	92,618,749	(96,565,069)	—	—	16,918	958,276	958,276
Total Money Market Funds		12,108,407	231,546,872	(241,261,864)	59	2,279	41,335		2,395,753
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,794,830,240)	99.92%	2,256,419,770	611,706,823	(710,539,371)	(492,541,026)	(18,256,330)	25,119,518		1,646,789,866

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.21%
Invesco Private Government Fund, 3.01%(d)(e)	1.74%	—	165,965,152	(137,297,283)	—	—	54,005(f)	28,667,869	28,667,869
Invesco Private Prime Fund, 3.11%(d)(e)	4.47%	—	370,665,007	(296,937,930)	(2,325)	2,607	153,725(f)	73,727,359	73,727,359
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $102,397,553)	6.21%	—	536,630,159	(434,235,213)	(2,325)	2,607	207,730		102,395,228
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,897,227,793)	106.13%	$2,256,419,770	$1,148,336,982	$(1,144,774,584)	$(492,543,351)	$(18,253,723)	$25,327,248		$1,749,185,094
OTHER ASSETS LESS LIABILITIES	(6.13)%								(100,971,097)
NET ASSETS	100.00%								$1,648,213,997
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	Effective February 28, 2022, the underlying fund’s name changed.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	45	December-2022	$8,103,375	$(1,090,554)	$(1,090,554)
MSCI Emerging Markets Index	6	December-2022	261,450	(35,202)	(35,202)
Nikkei 225 Index	1	December-2022	179,230	(10,713)	(10,713)
S&P/TSX 60 Index	1	December-2022	161,581	(11,438)	(11,438)
SPI 200 Index	1	December-2022	103,400	(8,893)	(8,893)
STOXX Europe 600 Index	23	December-2022	436,735	(44,162)	(44,162)
Subtotal				(1,200,962)	(1,200,962)
Interest Rate Risk
Canada 10 Year Bonds	69	December-2022	6,173,461	(58,443)	(58,443)
Euro-BTP	83	December-2022	9,108,919	(510,841)	(510,841)
Euro-Bund	49	December-2022	6,650,630	(328,474)	(328,474)
Euro-OAT	92	December-2022	11,912,548	(577,054)	(577,054)
Japan 10 Year Bonds	45	December-2022	46,109,998	(31,092)	(31,092)
Long Gilt	111	December-2022	11,947,531	(1,683,065)	(1,683,065)
Subtotal				(3,188,969)	(3,188,969)
Total Futures Contracts				$(4,389,931)	$(4,389,931)

(a)	Futures contracts collateralized by $6,830,052 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’sassumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,644,394,113	$—	$—	$1,644,394,113
Money Market Funds	2,395,753	102,395,228	—	104,790,981
Total Investments in Securities	1,646,789,866	102,395,228	—	1,749,185,094
Other Investments - Liabilities*
Futures Contracts	(4,389,931)	—	—	(4,389,931)
Total Investments	$1,642,399,935	$102,395,228	$—	$1,744,795,163

*	Unrealized appreciation (depreciation).
Invesco Select Risk: Moderate Investor Fund